INVESTMENT PROPERTIES - Schedule of Significant Unobservable Inputs (Details)	Jun. 30, 2026
Super Core
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.20%
Terminal Capitalization Rate	4.80%
Investment Horizon (years)	10,000,000
LP Investments and Other [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	8.60%
Terminal Capitalization Rate	5.50%
Investment Horizon (years)	9,000,000
Other investment properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	8.20%
Core plus
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.90%
Terminal Capitalization Rate	5.50%
Investment Horizon (years)	10,000,000
Value Add (Member)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	8.30%
Terminal Capitalization Rate	6.70%
Investment Horizon (years)	10,000,000
Opportunistic
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Capitalization Rate	6.70%
Investment Horizon (years)	9,000,000